SUPPLEMENTAL GUARANTOR INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL GUARANTOR INFORMATION [Abstract]
SUPPLEMENTAL GUARANTOR INFORMATION
16.	SUPPLEMENTAL GUARANTOR INFORMATION

On November 24, 2004, the Company issued $180,000 9% First Preferred Ship Mortgage Notes due 2014.

The 2014 Senior Notes are fully and unconditionally guaranteed on a joint and several basis by Company's subsidiaries directly involved in our Ocean and River Business.

The Indenture provides that the 2014 Senior Notes and each of the guarantees granted by Subsidiaries, other than the Mortgage, are governed by, and construed in accordance with, the laws of the state of New York.  Each of the mortgaged vessels is registered under either the Panamanian flag, or another jurisdiction with similar procedures.  All of the Subsidiary Guarantors are outside of the United States.

Supplemental condensed consolidating financial information for the Guarantor Subsidiaries for the 2014 Senior Notes is presented below.  This information is prepared in accordance with the Company's accounting policies.  This supplemental financial disclosure should be read in conjunction with the consolidated financial statements.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2011
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$297,324	$101,196	$30,751	$(429,214)	$57
Other current assets	3,773	46,055	56,248	-	106,076
Total current assets	301,097	147,251	86,999	(429,214)	106,133

Noncurrent assets
Vessels and equipment, net	-	212,324	460,066	(945)	671,445
Investment in affiliates	201,323	-	373	(201,323)	373
Other noncurrent assets	6,825	7,850	63,704	(26,043)	52,336
Total noncurrent assets	208,148	220,174	524,143	(228,311)	724,154
Total assets	$509,245	$367,425	$611,142	$(657,525)	$830,287

Current liabilities
Payables to related parties	$-	$127,664	$302,708	$(429,214)	$1,158
Current portion of long-term financial debt	-	3,478	18,026	-	21,504
Other current liabilities	4,948	19,223	27,055	-	51,226
Total current liabilities	4,948	150,365	347,789	(429,214)	73,888

Noncurrent liabilities
Due to affiliates	$-	$26,043	$-	$(26,043)	$-
Long-term financial debt net of current portion	260,000	51,522	179,967	-	491,489
Other noncurrent liabilities	-	218	14,521	-	14,739
Total noncurrent liabilities	260,000	77,783	194,488	(26,043)	506,228
Total liabilities	264,948	228,148	542,277	(455,257)	580,116

Equity of Ultrapetrol (Bahamas) Limited	244,297	139,277	68,865	(208,142)	244,297
Noncontrolling interest	-	-	-	5,874	5,874
Total equity	244,297	139,277	68,865	(202,268)	250,171
Total liabilities and equity	$509,245	$367,425	$611,142	$(657,525)	$830,287

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2010
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$279,377	$81,452	$16,887	$(377,566)	$150
Other current assets	42,887	31,024	88,934	-	162,845
Total current assets	322,264	112,476	105,821	(377,566)	162,995

Noncurrent assets
Vessels and equipment, net	-	189,590	424,109	(1,003)	612,696
Investment in affiliates	210,506	-	1,446	(210,506)	1,446
Other noncurrent assets	8,478	10,343	27,839	-	46,660
Total noncurrent assets	218,984	199,933	453,394	(211,509)	660,802
Total assets	$541,248	$312,409	$559,215	$(589,075)	$823,797

Current liabilities
Payables to related parties	$-	$109,242	$268,514	$(377,566)	$190
Current portion of long-term financial debt	15,000	-	12,586	-	27,586
Other current liabilities	2,785	17,554	16,562	-	36,901
Total current liabilities	17,785	126,796	297,662	(377,566)	64,677

Noncurrent liabilities
Long-term financial debt net of current portion	260,000	40,000	171,793	-	471,793
Other noncurrent liabilities	-	1,776	16,757	-	18,533
Total noncurrent liabilities	260,000	41,776	188,550	-	490,326
Total liabilities	277,785	168,572	486,212	(377,566)	555,003

Equity of Ultrapetrol (Bahamas) Limited	263,463	143,837	73,003	(216,840)	263,463
Noncontrolling interest	-	-	-	5,331	5,331
Total equity	263,463	143,837	73,003	(211,509)	268,794
Total liabilities and equity	$541,248	$312,409	$559,215	$(589,075)	$823,797

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$129,340	$190,630	$(15,488)	$304,482

Operating expenses	(8,490)	(112,238)	(179,800)	15,430	(285,098)
Operating (loss) profit	(8,490)	17,102	10,830	(58)	19,384

Investment in affiliates	(7,886)	-	(1,073)	7,886	(1,073)
Other (expenses) income	(2,429)	(23,212)	(12,642)	-	(38,283)
(Loss) income before income taxes	(18,805)	(6,110)	(2,885)	7,828	(19,972)

Income taxes benefit (expense)	-	1,550	187	-	1,737
(Loss) income from continuing operations	(18,805)	(4,560)	(2,698)	7,828	(18,235)

Loss from discontinued operations	-	-	-	-	-
Net (loss) income	(18,805)	(4,560)	(2,698)	7,828	(18,235)

Net income attributable to noncontrolling interest	-	-	-	570	570
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$(18,805)	$(4,560)	$(2,698)	$7,258	$(18,805)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$106,014	$133,015	$(8,584)	$230,445

Operating expenses	(8,332)	(89,245)	(122,676)	8,526	(211,727)
Operating (loss) profit	(8,332)	16,769	10,339	(58)	18,718

Investment in affiliates	8,153 (1)	-	(341)	(8,153)	(341)
Other (expenses) income	(5,192)	(1,197)	(10,030)	-	(16,419)
(Loss) income before income taxes	(5,371)	15,572	(32)	(8,211)	1,958

Income taxes benefit (expense)	-	313	(6,676)	-	(6,363)
(Loss) income from continuing operations	(5,371)	15,885	(6,708)	(8,211)	(4,405)

Loss from discontinued operations	-	-	(515)	-	(515)
Net (loss) income	(5,371)	15,885	(7,223)	(8,211)	(4,920)

Net income attributable to noncontrolling interest	-	-	-	451	451
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$(5,371)	$15,885	$(7,223)	$(8,662)	$(5,371)

(1)   Includes a loss of $ 515 related to discontinued operations.

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009
(stated in thousands of U.S. dollars)

	Parent		Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-		$130,119	$95,447	$(5,037)	$220,529

Operating expenses	(8,710)		(93,615)	(132,234)	4,979	(229,580)
Operating profit (loss)	(8,710)		36,504	(36,787)	(58)	(9,051)

Investment in affiliates	(31,064	) (1)	-	(28)	31,064	(28)
Other income (expenses)	(64)		(15,792)	(7,507)	-	(23,363)
Income (loss) before income taxes	(39,838)		20,712	(44,322)	31,006	(32,442)

Income taxes benefit (expense)	-		1,211	(6,566)	-	(5,355)
Income (loss) from continuing operations	(39,838)		21,923	(50,888)	31,006	(37,797)

Loss from discontinued operations	-		-	(2,131)	-	(2,131)
Net (loss) income	(39,838)		21,923	(53,019)	31,006	(39,928)

Net (loss) attributable to noncontrolling interest	-		-	-	(90)	(90)
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$(39,838)		$21,923	$(53,019)	$31,096	$(39,838)

(1)   Includes a loss of $2,131 related to discontinued operations.

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2011

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net (loss)	$(18,235)	$(4,560)	$(2,128)	$6,688	$(18,235)
Loss from discontinued operations	-	-	-	-	-
Adjustments to reconcile net income to net cash provided by operating activities from continuing operations	12,134	21,396	6,165	(6,688)	33,007
Net cash (used in) provided by operating activities from continuing operations	(6,101)	16,836	4,037	-	14,772
Net cash (used in) operating activities from discontinued operations	-	-	(15)	-	(15)
Net cash (used in) provided by operating activities	(6,101)	16,836	4,022	-	14,757

Intercompany sources	(17,947)	(1,322)	(6,774)	26,043	-
Non-subsidiary sources	-	(42,907)	(54,956)	-	(97,863)
Net cash (used in) investing activities	(17,947)	(44,229)	(61,730)	26,043	(97,863)

Intercompany sources	-	26,043	-	(26,043)	-
Non-subsidiary sources	(15,000)	14,963	11,669	-	11,632
Net cash (used in) provided by financing activities	(15,000)	41,006	11,669	(26,043)	11,632
Net increase (decrease) in cash and cash equivalents	$(39,048)	$13,613	$(46,039)	$-	$(71,474)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2010
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net (loss) income	$(4,920)	$13,169	$5,307	$(18,476)	$(4,920)
Loss from discontinued operations	-	-	515	-	515
Adjustments to reconcile net income to net cash provided by operating activities from continuing operations	(1,601)	(2,539)	10,913	18,476	25,249
Net cash (used in) provided by operating activities from continuing operations	(6,521)	10,630	16,735	-	20,844
Net cash (used in) operating activities from discontinued operations	-	-	(1,950)	-	(1,950)
Net cash (used in) provided by operating activities	(6,521)	10,630	14,785	-	18,894

Intercompany sources	(60,822)	(16,189)	-	77,011	-
Non-subsidiary sources	-	(3,850)	(52,239)	-	(56,089)
Net cash (used in) investing activities from continuing operations	(60,822)	(20,039)	(52,239)	77,011	(56,089)
Net cash provided by investing activities from discontinued operations	-	-	1,950	-	1,950
Net cash (used in) investing activities	(60,822)	(20,039)	(50,289)	77,011	(54,139)

Intercompany sources	-	-	77,011	(77,011)	-
Non-subsidiary sources	75,281	-	12,333	-	87,614
Net cash provided by financing activities	75,281	-	89,344	(77,011)	87,614
Net increase (decrease) in cash and cash equivalents	$7,938	$(9,409)	$53,840	$-	$52,369

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2009
(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net (loss) income	$(39,928)	$22,079	$(53,265)	$31,186	$(39,928)
Loss from discontinued operations	-	-	2,131	-	2,131
Adjustments to reconcile net income to net cash provided by operating activities from continuing operations	32,907	4,599	70,156	(31,186)	76,476
Net cash (used in) provided by operating activities from continuing operations	(7,021)	26,678	19,022	-	38,679
Net cash provided by operating activities from discontinued operations	-	-	37	-	37
Net cash (used in) provided by operating activities	(7,021)	26,678	19,059	-	38,716

Intercompany sources	(36,476)	(12,737)	-	49,213	-
Non-subsidiary sources	-	(13,538)	(70,060)	-	(83,598)
Net cash (used in) investing activities from continuing operations	(36,476)	(26,275)	(70,060)	49,213	(83,598)

Intercompany sources	(54)	-	49,267	(49,213)	-
Non-subsidiary sources	(125)	44	(7,695)	-	(7,776)
Net cash (used in) provided by financing activities from continuing operations	(179)	44	41,572	(49,213)	(7,776)
Net (decrease) increase in cash and cash equivalents	$(43,676)	$447	$(9,429)	$-	$(52,658)